WARRANTS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 13. WARRANTS

The Company has the following shares of Common Stock reserved for the warrants outstanding as of December 31, 2014:

	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(10,332,199)	0.19
Warrants granted	11,491,227	0.30
Warrants expired	-	-

Warrants outstanding – end of period	20,709,845	$0.23

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2014, are as follows:

	December 31, 2014
	Weighted Average	Weighted Average
	Exercise Price	Fair Value
Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2014	Life	Exercise Price

$0.33	3,154,800	1 Month	$0.33
$0.33	564,000	2 Months	$0.33
$0.33	264,000	3 Months	$0.33
$0.33	1,188,000	4 Months	$0.33
$0.33	120,000	5 Months	$0.33
$0.33	249,600	6 Months	$0.33
$0.46	600,000	8 Months	$0.46
$0.46	150,000	13 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	439,637	25 Months	$0.33
$0.16	750,000	27 Months	$0.16
$0.30	964,912	43 Months	$0.30
$0.30	4,824,561	44 Months	$0.30
$0.06	7,067,002	46 Months	$0.06
	20,709,845

For the warrants issued in February 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.57, exercise price of $0.330, volatility of 122.84%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in March 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.50, exercise price of $0.30, volatility of 122.61%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in April 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.80, exercise price of $0.30, volatility of 125.88%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in May 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.59, exercise price of $0.30, volatility of 127.68%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in June 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.68, exercise price of $0.30, volatility of 130.55%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in July 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.55, exercise price of $0.30, volatility of 130.71%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

For the warrants issued in July 2014, the Company valued the warrants utilizing the black scholes method with the following inputs: stock price of $0.40, exercise price of $0.30, volatility of 131.05%, years 4, treasury bond rate 2.5%, and dividend rate of 0%.

The warrant expense of $5,038,986 was based on the Black Scholes calculation, which was expensed during the year ended December 31, 2014.